[TEXT]
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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended September 30, 2000

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

Sanford J. Colen,	Orinda, CA	November 8, 2000

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	$211,750.00

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

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Item 1:					Item 2:		Item 3:		Item 4: 	 Item 5: 	Item 6:		Item 7:		Item 8:
Name of Issuer			Title of Class	CUSIP	 	Value 	 	Shares / 	Investment	Other	 Voting Authority (Shares)
			 						(x $1000) 	 Prn Amt 	Discretion	Managers	Shared

ABERCROMBIE & FITCH CO	common stock	2896207	 $2,383 	125,000	other		1		125,000
ADC TELECOMMUNICATIONS	common stock	886101	 $1,210 	45,000		other		1		45,000
ADEPT TECHNOLOGY INC	common stock	6854103 	 $2,891 	55,000		other		1		55,000
AMERADA HESS CORP		common stock	23551104	 $3,936 	58,800		other		1		58,800
AMERICAN EAGLE OUTFTTRS	common stock	02553E106	 $6,483 	205,800	other		1		205,800
AMERICREDIT CORP		common stock	03060R101	 $20,169 	700,000	other		1		700,000
ANADARKO PETROLEUM CORP	common stock	32511107	 $1,994 	30,000		other		1		30,000
ANNTAYLOR STORES CORP	common stock	36115103	 $6,996 	182,000	other		1		182,000
AON CORP				common stock	37389103	 $1,963 	50,000		other		1		50,000
AT HOME CORP -SER A		common stock	45919107	 $1,695 	120,000	other		1		120,000
AT&T CANADA INC		common stock	00207Q202	 $1,357 	44,500		other		1		44,500
AVIGEN INC				common stock	53690103	 $4,457 	112,132	other		1		112,132
BAKER (J.) INC			common stock	57232100	 $1,485 	330,000	other		1		330,000
BOISE CASCADE CORP		common stock	97383103	 $1,594 	60,000		other		1		60,000
BROADWING INC			common stock	111620100	 $5,274 	206,300	other		1		206,300
CENDANT CORP			common stock	151313103	 $697 		64,100		other		1		64,100
CHASE MANHATTAN CORP	common stock	16161A108	 $2,078 	45,000		other		1		45,000
CHILDREN'S PLACE		common stock	168905107	 $2,704 	105,000	other		1		105,000
COASTAL CORP			common stock	190441105	 $823 		11,100		other		1		11,100
COOPER INDUSTRIES INC	common stock	216669101	 $1,058 	30,000		other		1		30,000
COUNTRYWIDE CREDIT IND	common stock	222372104	 $3,862 	102,300	other		1		102,300
CUTTER & BUCK INC		common stock	232217109	 $1,119 	90,000		other		1		90,000
CYTYC CORPORATION		common stock	232946103	 $1,371 	31,800		other		1		31,800
DIGITAL ISLAND INC		common stock	25385N101	 $375 		20,000		other		1		20,000
DIME BANCORP INC		common stock	25429Q102	 $2,948 	132,500	other		1		132,500
ECTEL LTD				common stock	2505923	 $738 		37,000		other		1		37,000
FAIR ISAAC & COMPANY		common stock	303250104	 $525 		12,300		other		1		12,300
FINISAR CORPORATION		common stock	31787A101	 $1,693 	35,000		other		1		35,000
FOCAL COMMUNICATIONS 	common stock	344155106	 $667 		43,200		other		1		43,200
GAP INC				common stock	364760108	 $805 		40,000		other		1		40,000
GENSTAR THERAPEUTICS	common stock	37248D105	 $472 		42,900		other		1		42,900
GIGA-TRONICS INC		common stock	375175106	 $858 		126,500	other		1		126,500
GRANT PRIDECO INC		common stock	38821G101	 $2,128 	97,000		other		1		97,000
GUESS? INC				common stock	401617105	 $3,402 	302,400	other		1		302,400
HEALTHEXTRAS INC		common stock	422211102	 $539 		115,000	other		1		115,000
IGEN INTERNATIONAL INC	common stock	449536101	 $4,667 	231,885	other		1		231,885
IMS HEALTH INC			common stock	449934108	 $1,038 	50,000		other		1		50,000
INSITE VISION INC			common stock	457660108	 $1,835 	242,664	other		1		242,664
INTERLINK ELECTRONICS	common stock	458751104	 $4,422 	228,250	other		1		228,250
INTIMATE BRANDS INC		common stock	461156101	 $654 		35,000		other		1		35,000
IONA TECHNOLOGIES PLC	common stock	46206P109	 $1,738 	25,000		other		1		25,000
JDA SOFTWARE GROUP INC	common stock	46612K108	 $1,275 	100,000	other		1		100,000
JONES APPAREL GROUP INC	common stock	480074103	 $6,413 	242,000	other		1		242,000
KENNETH COLE PROD		common stock	193294105	 $2,119 	60,000		other		1		60,000
KNIGHTSBRIDGE TANKERS	common stock	2509271	 $438 		20,000		other		1		20,000
KRAUSE'S FURNITURE INC	common stock	500760202	 $702 		863,584	other		1		863,584
LINENS 'N THINGS INC		common stock	535679104	 $765 		30,000		other		1		30,000
LOWE'S COMPANIES		common stock	548661107	 $2,244 	50,000		other		1		50,000
LYNX THERAPEUTICS INC	common stock	551812308	 $470 		15,000		other		1		15,000
MARCHFIRST INC			common stock	566244109	 $1,569 	100,000	other		1		100,000
MAXYGEN INC			common stock	577776107	 $1,764 	34,000		other		1		34,000
MCNAUGHTON APPAREL GRP	common stock	582524104	 $6,738 	411,500	other		1		411,500
MEASUREMENT SPECIALTIES 	common stock	583421102	 $1,023 	21,200		other		1		21,200
NAUTICA ENTERPRISES INC	common stock	639089101	 $2,329 	180,000	other		1		180,000
NEORX CORP			common stock	640520300	 $282 		11,500		other		1		11,500
NEWS CORP LTD			common stock	652487802	 $1,641 	35,000		other		1		35,000
NEXMED INC			common stock	652903105	 $2,638 	134,400	other		1		134,400
NIKE INC -CL B			common stock	654106103	 $1,202 	30,000		other		1		30,000
NORDSTROM INC			common stock	655664100	 $389 		25,000		other		1		25,000
NOVEL DENIM HOLDINGS	common stock	2083399	  $716 		89,500		other		1		89,500
NTL INCORPORATED		common stock	629407107	 $7,425 	160,332	other		1		160,332
ORATEC INTERVENTIONS	common stock	68554M108	 $3,185 	260,000	other		1		260,000
PACIFIC SUNWEAR OF CA	common stock	694873100	 $4,519 	241,000	other		1		241,000
PALL CORP				common stock	696429307	 $997 		50,000		other		1		50,000
PHOTOMEDEX INC			common stock	719358103	 $3,534 	274,500	other		1		274,500
POLO RALPH LAUREN CORP	common stock	731572103	 $2,693 	167,000	other		1		167,000
PSINET INC				common stock	74437C101	 $337 		35,000		other		1		35,000
QUIKSILVER INC			common stock	74838C106	 $5,332 	277,000	other		1		277,000
REMEC INC				common stock	759543101	 $736 		25,000		other		1		25,000
SANDISK CORP			common stock	80004C101	 $1,669 	25,000		other		1		25,000
STAMPS.COM INC			common stock	852857101	 $1,730 	450,000	other		1		450,000
STEVEN MADDEN LTD		common stock	556269108	 $647 		75,000		other		1		75,000
TARGET CORP			common stock	87612E106	 $5,166 	201,600	other		1		201,600
TEKELEC				common stock	879101103	 $1,808 	55,000		other		1		55,000
TEKTRONIX INC			common stock	879131100	 $2,842 	37,000		other		1		37,000
TENFOLD CORPORATION		common stock	88033A103	 $484 		109,000	other		1		109,000
TJX COMPANIES INC		common stock	872540109	 $4,275 	190,000	other		1		190,000
TOMMY HILFIGER CORP		common stock	2896241	 $2,406 	250,000	other		1		250,000
TOPPS COMPANY (THE)		common stock	890786106	 $2,559 	278,500	other		1		278,500
TRANS WORLD ENTERTAINMT	common stock	89336Q100	 $595 		59,500		other		1		59,500
UNITED RETAIL GROUP INC	common stock	911380103	 $1,298 	236,000	other		1		236,000
VINTAGE PETROLEUM INC	common stock	927460105	 $1,140 	50,100		other		1		50,100
VISX INC				common stock	92844S105	 $1,148 	42,600		other		1		42,600
WESTCOAST HOSPITALITY	common stock	95750P106	 $1,260 	210,000	other		1		210,000
WESTERN GAS RESOURCES	common stock	958259103	 $1,083 	43,200		other		1		43,200
WESTERN WIRELESS CORP	common stock	95988E204	 $919 		25,800		other		1		25,800
WET SEAL INC  -CL A		common stock	961840105	 $2,855 	182,000	other		1		182,000
WHOLE FOODS MARKET INC	common stock	966837106	 $6,550 	122,000	other		1		122,000
YORK INTERNATIONAL CORP	common stock	986670107	 $746 		30,000		other		1		30,000




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